Form N-1A Cover	Dec. 23, 2025
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2025
Prospectus Date	Dec. 23, 2025